Other Accrued Liabilities Other Accrued Liabilities (Notes)	12 Months Ended
Dec. 31, 2017
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities [Text Block]
Note 12 – Other Accrued Liabilities

	December 31,
	2017	2016
	(Millions)
Deferred income	$361	$338
Refundable deposits	—	160
Other, including other loss contingencies	229	306
	$590	$804

Deferred income includes cash proceeds associated with restructuring certain gas gathering contracts in the Barnett Shale and Mid-Continent regions. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
Refundable deposits in 2016 includes receipts related to an agreement to resolve several matters in relation to Transco’s Hillabee Expansion Project. In accordance with the agreement, the member–sponsors of Sabal Trail paid us an aggregate amount of $240 million in three equal installments as certain milestones of the project were met. During the third quarter of 2017 we received the final installment and placed the project into service. As a result of placing the project into service, we reclassified the Refundable deposits to Other accrued liabilities and Long-term deferred income and expect to recognize income associated with these receipts over the term of an underlying contract.